Trade payables and other liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	€ 87.9	€ 28.8	€ 10.6